LOANS (Details 5) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Financing Receivable, Impaired [Line Items]
Number of Contracts | Contract	1	1
Pre- Modification Outstanding Recorded Investment	$ 1,963	$ 249
Post-Modification Outstanding Recorded Investment	$ 1,963	$ 249
Commercial
Financing Receivable, Impaired [Line Items]
Number of Contracts | Contract	1	1
Pre- Modification Outstanding Recorded Investment	$ 1,963	$ 249
Post-Modification Outstanding Recorded Investment	$ 1,963	$ 249